CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
IfrsStatementLineItems [Line Items]
Net Income | ₪			₪ 51,511	₪ 24,967	₪ 25,023
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax | ₪			(406)	331	(446)
Other comprehensive Income for the year | ₪			(406)	331	(446)
Total comprehensive Income for the year | ₪			₪ 51,105	₪ 25,298	₪ 24,577
US Dollars [Member]
IfrsStatementLineItems [Line Items]
Net Income | $	[1]	$ 14,904
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax | $	[1]	(117)
Other comprehensive Income for the year | $	[1]	(117)
Total comprehensive Income for the year | $	[1]	$ 14,787

[1]	Convenience Translation into US Dollars.